UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     May 04, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     19536


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE





                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AVIS BUDGET GROUP           OPTION              053774955        0       11     X    SOLE                       11
CABLEVISION SYS CORP        COMMON              12686C109      784    22646 X        SOLE                    22646
CEDAR FAIR LP               COMMON              150185106       19     1004 X        SOLE                     1004
CHARTER COMMUNICATIONS INC  COMMON              16117M305      483     9544 X        SOLE                     9544
CHEMTURA CORP               COMMON              163893209      305    17723 X        SOLE                    17723
CHESAPEAKE LODGING TR       COMMON              165240102      377    21637 X        SOLE                    21637
CIT GROUP INC               COMMON              125581801      870    20449 X        SOLE                    20449
CIT GROUP INC               OPTION              125581901      137      208     X    SOLE                      208
DOLLAR THRIFTY AUTOMOTIVE GPCOMMON              256743105      505     7572 X        SOLE                     7572
EXCO RESOURCES INC          COMMON              269279402      968    46850 X        SOLE                    46850
FRONTEER GOLD INC           COMMON              359032109        9      618 X        SOLE                      618
GENZYME CORP                COMMON              372917104     7405    97238 X        SOLE                    97238
GSI COMMERCE INC            COMMON              36238G102     1031    35217 X        SOLE                    35217
PRIDE INTL INC              COMMON              74153Q102      369     8589 X        SOLE                     8589
ROYAL DUTCH SHELL PLC       COMMON              780259107       84     1152 X        SOLE                     1152
SMURFIT-STONE CONTAINER CORPCOMMON              83272A104     4751   122919 X        SOLE                   122919
SMURFIT-STONE CONTAINER CORPOPTION              83272A904        1       17     X    SOLE                       17
SPDR S&P 500 ETF TR         OPTION              78462F953       10       42     X    SOLE                       42
SPDR S&P 500 ETF TR         OPTION              78462F953        8       41     X    SOLE                       41
TALECRIS BIOTHERAPEUTICS HLDCOMMON              874227101      724    27029 X        SOLE                    27029
TIME WARNER CABLE INC       COMMON              88732J207      457     6408 X        SOLE                     6408
XERIUM TECHNOLOGIES INC     COMMON              98416J118      239     9953 X        SOLE                     9953